Simple Agreements for Future Equity and Advance Subscription Agreements - Additional Information (Details) - shares	Dec. 31, 2022	Dec. 31, 2021	Jul. 23, 2021
Simple Agreements for Future Equity and Advance Subscription Agreements [Line Items]
Preferred stock, shares outstanding	0
Simple Agreements for Future Equity [Member]
Simple Agreements for Future Equity and Advance Subscription Agreements [Line Items]
Convertible Preferred Stock Shares Issued Upon Conversion			20,000.00
Preferred stock, shares outstanding	0	0